Current and Long-Term Debt	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Current and long-term debt
Current and long-term debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2017 and December 31, 2016:

	As of December 31,
In thousands of U.S. dollars	2017	2016
Current portion (1)	$113,036	$353,012
Finance lease (2)	50,146	—
Current portion of long-term debt	163,182	353,012

Non-current portion (3)	1,937,018	1,529,669
Finance lease (4)	666,993	—
	$2,767,193	$1,882,681

(1)
The current portion at December 31, 2017 was net of unamortized deferred financing fees of $1.7 million. The current portion at December 31, 2016 was net of unamortized deferred financing fees of $4.3 million.

(2)	The current portion at December 31, 2017 was net of unamortized deferred financing fees of $0.1 million.

(3)
The non-current portion at December 31, 2017 was net of unamortized deferred financing fees of $33.4 million. The non-current portion at December 31, 2016 was net of unamortized deferred financing fees of $33.1 million.

(4)	The non-current portion at December 31, 2017 was net of unamortized deferred financing fees of $1.1 million.
The following is a table summarizing the carrying value our current debt, non-current debt and available debt, by facility, as of December 31, 2017. The vessels collateralized under each facility as of December 31, 2017 are listed in Note 6. Interest accrued on our outstanding indebtedness has been recorded within accrued expenses on our consolidated balance sheets.

	As of December 31, 2017
In thousands of U.S. dollars	Current	Non-Current	Total outstanding	Available
K-Sure Credit Facility	$2,757	$237,162	$239,919	$—
KEXIM Credit Facility	33,650	299,300	332,950	—
Credit Suisse Credit Facility	1,945	51,543	53,488	—
ABN AMRO Credit Facility	8,887	104,425	113,312	—
ING Credit Facility	3,388	106,456	109,844	—
BNP Paribas Credit Facility	3,450	39,100	42,550	—
Scotiabank Credit Facility	1,110	27,750	28,860	—
NIBC Credit Facility	2,849	31,863	34,712	—
2016 Credit Facility	20,376	175,603	195,979	—
2017 Credit Facility	11,561	130,253	141,814	21,450	(1)
HSH Credit Facility	1,592	13,824	15,416	—
DVB 2017 Credit Facility	5,920	72,520	78,440	—
Credit Agricole Credit Facility	7,703	96,211	103,914	—
ABN / K-Sure Credit Facility	3,076	46,832	49,908	—
Citi / K-Sure Credit Facility	6,443	97,609	104,052	—
Ocean Yield Lease Financing	10,263	158,753	169,016	—
CMBFL Lease Financing	4,717	61,198	65,915	—
BCFL Lease Financing (LR2s)	6,742	97,445	104,187	—
CSSC Lease Financing	18,134	251,831	269,965	—
BCFL Lease Financing (MRs)	10,401	98,831	109,232	—
Senior Notes Due 2020	—	53,750	53,750	—
Senior Notes Due 2019	—	57,500	57,500	—
Convertible Notes	—	328,717	328,717	—
	164,964	2,638,476	2,803,440	21,450
Less: deferred financing fees	(1,782)	(34,465)	(36,247)	—
	$163,182	$2,604,011	$2,767,193	$21,450

(1)
Availability can be used to finance the lesser of 60% of the contract price and 60% of the fair market value of the vessel that was collateralized under this facility in January 2018, STI Jardins. This amount was drawn when this vessel was delivered in January 2018.

The following is a rollforward of the activity within debt (current and non-current), by facility, for the year ended December 31, 2017:

		Activity
In thousands of U.S. dollars	Outstanding balance as of December 31, 2016	Drawdowns	Debt assumed from NPTI (1)	Repayments	Other Activity(2)		Outstanding balance as of December 31, 2017
2011 Credit Facility	$93,041	$—	$—	$(93,041)	$—		$—
K-Sure Credit Facility	314,032	—	—	(74,113)	—		239,919
KEXIM Credit Facility	366,600	—	—	(33,650)	—		332,950
Credit Suisse Credit Facility	—	58,350	—	(4,862)	—		53,488
ABN AMRO Credit Facility	126,350	—	—	(13,038)	—		113,312
ING Credit Facility	124,290	—	—	(14,446)	—		109,844
BNP Paribas Credit Facility	32,200	40,825	—	(30,475)	—		42,550
Scotiabank Credit Facility	32,190	—	—	(3,330)	—		28,860
NIBC Credit Facility	39,817	—	—	(5,105)	—		34,712
2016 Credit Facility	281,184	—	—	(85,205)	—		195,979
DVB 2016 Credit Facility	88,375	—	—	(88,375)	—		—
2017 Credit Facility	—	145,500	—	(3,686)	—		141,814
HSH Credit Facility	—	31,125	—	(15,709)	—		15,416
DVB 2017 Credit Facility	—	81,400	—	(2,960)	—		78,440
Credit Agricole Credit Facility	—	—	113,856	(4,284)	(5,658)	(3)	103,914
ABN / K-Sure Credit Facility	—	—	51,568	(1,926)	266		49,908
Citi / K-Sure Credit Facility	—	—	107,584	(4,208)	676		104,052
Ocean Yield Lease Financing	—	—	172,406	(3,459)	69		169,016
CMBFL Lease Financing	—	—	68,304	(2,454)	65		65,915
BCFL Lease Financing (LR2s)	—	—	106,423	(2,439)	203		104,187
CSSC Lease Financing	—	—	287,234	(6,071)	(11,198)	(4)	269,965
BCFL Lease Financing (MRs)	—	110,942	—	(1,710)	—		109,232
Unsecured Senior Notes Due 2020	53,750	—	—	—	—		53,750
Unsecured Senior Notes Due 2017	51,750	—	—	(51,750)	—		—
Unsecured Senior Notes Due 2019	—	57,500	—	—	—		57,500
Convertible Notes	316,507	—	—	—	12,210		328,717
	$1,920,086	$525,642	$907,375	$(546,296)	$(3,367)		$2,803,440

(1)    These amounts represent the opening balance sheet fair value of the indebtedness assumed from NPTI.
(2)    Relates to non-cash accretion or amortization of (i) obligations assumed as part of the Merger with NPTI, which were recorded at fair value on the closing date (described below) and (ii) accretion of our Convertible Notes of $12.2 million.
(3)     Includes the release of $6.1 million held in retention and debt service reserve accounts on the closing date of the NPTI Vessel Acquisition. The proceeds from these releases were used to repay the outstanding indebtedness under this facility at that date.
(4)    Includes the release of $10.9 million held in a restricted cash account in September 2017, which was assumed at the September Closing.  This amount was held as restricted cash upon the September Closing and subsequently utilized to repay the outstanding indebtedness under this arrangement in order to maintain compliance with this facility's security coverage ratio (which is described further below).

Debt assumed from NPTI
The following table depicts the indebtedness assumed as part of the NPTI Vessel Acquisition and Merger. The terms and conditions of each of these facilities are described below.

In thousands of U.S. dollars	Balance assumed from NPTI (1)	Fair value adjustments (2)	Opening balance sheet fair value	Scheduled repayments	Other repayments		Accretion / (amortization) of fair value adjustments (3)	Carrying Value at December 31, 2017
Credit Agricole Credit Facility	$118,289	$(4,433)	$113,856	$(4,284)	$(6,142)	(4)	$484	$103,914
ABN AMRO/K-Sure Credit Facility	55,307	(3,739)	51,568	(1,926)	—		266	49,908
Citi/K-Sure Credit Facility	116,274	(8,690)	107,584	(4,208)	—		676	104,052
Ocean Yield Lease Financing	174,180	(1,774)	172,406	(3,459)	—		69	169,016
CMBFL Lease Financing	69,333	(1,029)	68,304	(2,454)	—		65	65,915
BCFL Lease Financing (LR2s)	110,559	(4,136)	106,423	(2,439)	—		203	104,187
CSSC Lease Financing	280,819	6,415	287,234	(6,071)	(10,913)	(5)	(285)	269,965
	$924,761	$(17,386)	$907,375	$(24,841)	$(17,055)		$1,478	$866,957

(1)    These amounts represent the carrying value of NPTI's borrowings as of the closing date of (i) the NPTI Vessel Acquisition on June 14, 2017 (which relates to the Credit Agricole Credit Facility) and (ii) the September Closing on September 1, 2017 (which relates to all other facilities).
(2)    The carrying value of NPTI's borrowings was adjusted to fair value as part of the purchase price allocation, which is described in Note 2. These figures represent the fair value adjustments for each facility or financing arrangement as of the closing dates of the NPTI Vessel Acquisition and the September Closing.
(3)    These amounts represent the accretion or amortization of the fair value adjustments relating to the indebtedness assumed from NPTI that have been recorded since the closing dates of the NPTI Vessel Acquisition and the September Closing.
(4)     Represents the release of $6.1 million held in retention and debt service reserve accounts on the closing date of the NPTI Vessel Acquisition. The proceeds from these releases were used to repay the outstanding indebtedness under this facility at that date.
(5)    Represents the release of $10.9 million held in a restricted cash account in September 2017, which was assumed at the September Closing.  This amount was held as restricted cash upon the September Closing and subsequently utilized to repay the outstanding indebtedness under this arrangement in order to maintain compliance with the security coverage ratio (which is described further below).
Secured Debt
Each of our secured credit facilities contains financial and restrictive covenants, which require us to, among other things, comply with certain financial tests (described below); deliver quarterly and annual financial statements and annual projections, and restrictive covenants, including maintain adequate insurances; comply with laws (including environmental laws and ERISA); and maintain flag and class of our vessels. Other such covenants may, among other things, restrict consolidations, mergers or sales of our assets; require us to obtain lender approval on changes in our vessel manager; limit our ability to place liens on our assets; limit our ability to incur additional indebtedness; prohibit us from paying dividends if there is a covenant breach under the loan or an event of default has occurred or would occur as a result of payment of such dividend; prohibit our transactions with affiliates. Furthermore, our debt agreements contain cross-default provisions that may be triggered if we default under the terms of any one of our financing agreements.
These secured credit facilities may be secured by, among other things:

•	a first priority mortgage over the relevant collateralized vessels;

•	a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;

•	a pledge of earnings generated by the mortgaged vessels for the specific facility; and

•	a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
Minimum interest coverage ratio amendment
In July and August 2017, we amended the ratio of EBITDA to net interest expense ratio financial covenant on our secured credit facilities (wherever applicable) for the quarters ended June 30, 2017, September 30, 2017, December 31, 2017 and March 31, 2018. Under this amendment, the ratio was reduced to greater than 1.50 to 1.00 from 2.50 to 1.00. In February and March 2018, the amendment was further extended until December 31, 2018. Prepayments under certain facilities were made as part of these amendments, which are described below. These amendments have been accounted for as debt modifications.
Each of our secured credit facilities are described below.
2011 Credit Facility
On May 3, 2011, we executed a credit facility with Nordea Bank Finland plc, acting through its New York branch, DNB Bank ASA, acting through its New York branch, and ABN AMRO Bank N.V., for a senior secured term loan facility of up to $150.0 million. During the year ended December 31, 2017, we repaid the outstanding balance of $93.0 million, consisting of:

•	$42.2 million repaid in connection with the sale and leaseback of STI Beryl, STI Le Rocher and STI Larvotto;

•	$26.3 million repaid as a result of the refinancing of the amounts due for STI Sapphire and STI Emerald;

•	$23.7 million repaid as a result of the refinancing of the amounts due for STI Duchessa and STI Onyx; and

•	$0.8 million in scheduled repayments.
We wrote off an aggregate of $0.1 million of deferred financing fees as a result of these transactions.

K-Sure Credit Facility
In February 2014, we entered into a $458.3 million senior secured term loan facility which consists of a $358.3 million tranche with a group of financial institutions that is being 95% covered by Korea Trade Insurance Corporation, or the K-Sure Tranche, and a $100.0 million commercial tranche with a group of financial institutions led by DNB Bank ASA, or the Commercial Tranche. We refer to this credit facility as our K-Sure Credit Facility.
Drawdowns under the K-Sure Credit Facility occurred in connection with the delivery of certain of our newbuilding vessels as specified in the agreement.
Repayments will be made in equal consecutive six month repayment installments in accordance with a 15 year repayment profile under the Commercial Tranche and a 12 year repayment profile under the K-Sure Tranche. Repayments commenced in July 2015 for the K-Sure Tranche and September 2015 for the Commercial Tranche. The Commercial Tranche matures in July 2021, and the K-Sure Tranche matures in January 2027 assuming the Commercial Tranche is refinanced through that date.
Borrowings under the K-Sure tranche bear interest at LIBOR plus an applicable margin of 2.25%. Borrowings under the Commercial Tranche bear interest at LIBOR plus an applicable margin of 3.25% from the effective date of the agreement to the fifth anniversary thereof and 3.75% thereafter until the maturity date in respect of the Commercial Tranche.
Our K-Sure Credit Facility contains certain financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, equal to or greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount of the facility shall at all times be no less than the following:

From	To	Minimum ratio
01-Jan-16	31-Dec-16	165%
01-Jan-17	31-Dec-17	160%
01-Jan-18	31-Dec-18	155%
01-Jan-19	31-Dec-19	150%
01-Jan-20	Thereafter	145%

During the year ended December 31, 2017, we made scheduled principal payments of $30.6 million on the K-Sure Credit Facility. Additionally, we made a payment of $13.4 million as part of the refinancing of STI Soho and an unscheduled repayment of $30.2 million as a result of the August 2017 amendment to the ratio of EBITDA to net interest expense financial covenant as described above. We wrote off an aggregate of $0.5 million of deferred financing fees as a result of the refinancing of STI Soho.
The amounts outstanding relating to this facility as of December 31, 2017 and 2016 were $239.9 million and $314.0 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
KEXIM Credit Facility
In February 2014, we executed a senior secured term loan facility for $429.6 million, or the KEXIM Credit Facility, with a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) and from the Export-Import Bank of Korea, or KEXIM, a statutory juridical entity established under The Export-Import Bank of Korea Act of 1969, as amended, in the Republic of Korea.  This KEXIM Credit Facility includes commitments from KEXIM of $300.6 million, or the KEXIM Tranche, and a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) of $129.0 million, or the Commercial Tranche.
Drawdowns under the KEXIM Credit Facility occurred in connection with the delivery of 18 newbuilding vessels as specified in the loan agreement.
In addition to KEXIM’s commitment of up to $300.6 million, KEXIM also provided an optional guarantee for a five-year amortizing note of $125.25 million, the proceeds of which reduced the $300.6 million KEXIM Tranche. These notes were issued on July 18, 2014 when Seven and Seven Ltd., an exempted company incorporated with limited liability under the laws of the Cayman Islands completed an offering of $125,250,000 in aggregate principal amount of floating rate guaranteed notes due 2019, or the KEXIM Notes, in a private offering to qualified institutional buyers pursuant to the Securities Act and in offshore transactions complying with Regulation S under the Securities Act. The KEXIM Notes were issued in connection with the KEXIM Tranche and reduced KEXIM's funding obligations and our borrowing costs under the KEXIM Tranche by 1.55% per year. Seven and Seven Ltd. is an unaffiliated company that was incorporated for the purpose of facilitating this transaction and servicing the bonds until maturity.
Payment of 100% of all regularly scheduled installments of principal of, and interest on, the KEXIM Notes are guaranteed by KEXIM. The vessels in the loan are the collateral for the KEXIM Credit Facility, which includes the KEXIM Notes. The KEXIM Notes are currently listed on the Singapore Exchange Securities Trading Limited. The KEXIM Notes are not listed on any other securities exchange, listing authority or quotation system.
The Commercial Tranche matures on the sixth anniversary of the delivery date of the last vessel specified under the loan (January 2021), and the KEXIM Tranche matures on the 12th anniversary of the weighted average delivery date of the vessels specified under the loan assuming the Commercial Tranche is refinanced through that date (September 2026).
Repayments will be made in ten equal consecutive semi-annual repayment installments in accordance with a 15-year repayment profile under the Commercial Tranche and a 12-year repayment profile under the KEXIM Tranche (which includes the KEXIM Notes). Repayments under the KEXIM Tranche will first be applied to the KEXIM Notes until the maturity of those notes in September 2019 and all subsequent repayments will be applied to the remaining amounts outstanding under KEXIM Tranche until the maturity of that tranche in September 2026 (assuming the Commercial Tranche is refinanced through that date). Repayments commenced in March 2015 for the KEXIM Tranche and in July 2015 for the Commercial Tranche.
Borrowings under the KEXIM Tranche bear interest at LIBOR plus an applicable margin of 3.25%. Borrowings under the Commercial Tranche bear interest at LIBOR plus an applicable margin of 3.25% from the effective date of the agreement to the fifth anniversary thereof and 3.75% thereafter until the maturity date in respect of the Commercial Tranche.
Our KEXIM Credit Facility contains certain financial covenants which require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of any new equity issues occurring on or after January 1, 2016.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, of greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•	The minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount in the facility shall at all times be no less than the following:

From	To	Minimum ratio
01-Jan-16	31-Dec-16	165%
01-Jan-17	31-Dec-17	160%
01-Jan-18	31-Dec-18	155%
01-Jan-19	31-Dec-19	150%
01-Jan-20	Thereafter	145%

The amounts outstanding relating to this facility (which includes the KEXIM Notes) as of December 31, 2017 and 2016 were $333.0 million and $366.6 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
Credit Suisse Credit Facility
In October 2015, we executed a senior secured term loan facility with Credit Suisse AG, Switzerland. The proceeds of this facility of $58.4 million were used to finance a portion of the purchase price of STI Selatar and STI Rambla. These vessels are owned individually by certain of our subsidiaries, who together are the borrowers under this credit facility, and Scorpio Tankers Inc. is the guarantor. We refer to this facility as our Credit Suisse Credit Facility.
We made the following drawdowns from our Credit Suisse Credit Facility during the year ended December 31, 2017:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$29.4	February 2017	STI Selatar
29.0	March 2017	STI Rambla

Repayments will be made in accordance with a 15 year repayment profile and commenced three calendar months after the drawdown date in respect of each tranche with subsequent installments falling due at consecutive intervals of three calendar months thereafter. A balloon payment is due on the maturity date of five years from the date of delivery of each vessel.
The facility will bear interest at LIBOR plus a margin of 2.40% per annum.
Our Credit Suisse Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $677.3 million plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2013 and (ii) 50% of the net proceeds of new equity issues occurring on or after October 1, 2013.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, equal to or greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel.

•
The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans under the credit facility.

In July 2017, we made a $3.9 million unscheduled aggregate prepayment of principal on this facility as part of the aforementioned amendment to the ratio of EBITDA to net interest expense. This prepayment amount applies to all installments due for 12 months following the prepayment date. Accordingly, quarterly repayments will resume under this facility in August 2018.
The amount outstanding relating to this facility as of December 31, 2017 was $53.5 million and there were no amounts borrowed as of December 31, 2016. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO Credit Facility
In July 2015, we executed a senior secured term loan facility with ABN AMRO Bank N.V. and DVB Bank SE for up to $142.2 million. This facility was fully drawn in 2015 to partially finance the purchases of STI Savile Row, STI Kingsway and STI Carnaby and to refinance the existing indebtedness on STI Spiga. We refer to this credit facility as our ABN AMRO Credit Facility.
Repayments under the ABN AMRO Credit Facility will be made in equal consecutive quarterly repayment installments in accordance with a 15 year repayment profile. Repayments commenced three months after the drawdown date of each vessel. Each tranche matures on the fifth anniversary of the initial drawdown date and a balloon installment payment is due on the maturity date of each tranche. Borrowings under the ABN AMRO Credit Facility bear interest at LIBOR plus an applicable margin of 2.15%.
Our ABN AMRO Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $677.3 million plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2013 and (ii) 50% of the net proceeds of new equity issues occurring on or after October 1, 2013.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, of greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel.

•
The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate outstanding principal amount of the loans under the credit facility.

During the year ended December 31, 2017, we made scheduled principal payments of $9.0 million and an unscheduled prepayment of $4.0 million on this credit facility. The amounts outstanding relating to this facility as of December 31, 2017 and 2016 were $113.3 million and $126.4 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
ING Credit Facility
In June 2015, we executed a senior secured term loan facility with ING Bank N.V., London Branch for a credit facility of up to $52.0 million. In September 2015, we amended and restated the facility to increase the borrowing capacity to $87.0 million, and in March 2016, we amended and restated the facility to further increase the borrowing capacity to $132.5 million.
Repayments on all borrowings will be made in equal consecutive quarterly installments, in accordance with a 15-year repayment profile with the first installment falling due three calendar months after the drawdown date and a balloon installment payment, which is due on the maturity dates of March 4, 2021 for STI Lombard and STI Osceola and June 24, 2022 for STI Grace, STI Jermyn, STI Black Hawk and STI Pontiac.
Borrowings under the ING Credit Facility bear interest at LIBOR plus a margin of 1.95% per annum.
Our ING Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization not more than 0.60 to 1.00.

•
Consolidated tangible net worth of not less than $1.0 billion plus (i) 25% of the positive consolidated net income for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, equal to or greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•
The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than the following percentage of the then aggregate outstanding principal amount of the loans under the credit facility.

From	To	Minimum ratio
29-Feb-16	31-Mar-19	155%
1-Apr-19	31-Mar-20	150%
1-Apr-20	Thereafter	145%

In August 2017, we made a $8.9 million unscheduled aggregate prepayment of principal on this facility as part of the aforementioned amendment to the ratio of EBITDA to net interest expense. This prepayment amount applies to all installments due for 12 months following the prepayment date. Accordingly, quarterly repayments will resume under this facility in September 2018.
The amounts outstanding relating to this facility as of December 31, 2017 and 2016 were $109.8 million and $124.3 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
BNP Paribas Credit Facility
In December 2015, we executed a senior secured term loan facility with BNP Paribas SA for up to $34.5 million, and in December 2016, we amended and restated the facility to increase the borrowing capacity by a further $27.6 million to $62.1 million. This upsized portion was drawn in January and February 2017 as part of the refinancing of the amounts borrowed for STI Sapphire and STI Emerald and fully repaid in June 2017 when these vessels were sold. Furthermore, in December 2017 we amended and restated the facility to increase the borrowing capacity by a further $13.2 million as part of the refinancing of the amounts borrowed for STI Soho (which was previously financed under our K-Sure Credit Facility). We refer to this facility as our BNP Paribas Credit Facility.
Repayments on all borrowings will be made in equal consecutive semi-annual installments of $1.7 million in aggregate with installments falling due in June and December of each year until maturity. A final balloon payment of $30.5 million is due on the maturity date of December 15, 2021. The original facility of $34.5 million bears interest at LIBOR plus a margin of 1.95% per annum, and the upsized portion of $13.2 million bears interest at LIBOR plus a margin of 2.30% per annum.
Our BNP Paribas Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $677.3 million plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2013 and (ii) 50% of the net proceeds of new equity issues occurring on or after October 1, 2013.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, equal to or greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel.

•
The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate outstanding principal amount of the loans under the credit facility.

During the year ended December 31, 2017, we made scheduled principal payments of $2.9 million on our BNP Paribas Credit Facility. Additionally, we made aggregate payments of $27.6 million as part of the sales of STI Sapphire and STI Emerald. We wrote off an aggregate of $0.5 million of deferred financing fees as a result of the sales.
The amounts outstanding relating to this facility as of December 31, 2017 and 2016 were $42.6 million and $32.2 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
Scotiabank Credit Facility
In June 2016, we executed a senior secured term loan facility with Scotiabank Europe plc. The loan facility was fully drawn in June 2016, and the proceeds of $33.3 million were used to refinance the existing indebtedness on STI Rose, which was previously financed under our senior secured revolving credit facility and term loan facility with Nordea Bank Finland plc and the other lenders named therein of up to $525.0 million, dated July 2, 2013, or the 2013 Credit Facility. We refer to this facility as our Scotiabank Credit Facility.
Repayments on all borrowings are being made in 12 equal consecutive quarterly installments of $0.6 million each. A final balloon payment is due on the maturity date of June 7, 2019. The facility bears interest at LIBOR plus a margin of 1.50% per annum.
Our Scotiabank Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, of greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel.

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The aggregate of the fair market value of the vessel provided as collateral under the facility shall at all times be no less than 125% of the then aggregate outstanding principal amount of the loan under the credit facility.

In August 2017, we made a $2.2 million unscheduled aggregate prepayment of principal on this facility as part of the aforementioned amendment to the ratio of EBITDA to net interest expense. This prepayment amount applies to all installments due for 12 months following the prepayment date. Accordingly, quarterly repayments will resume under this facility in September 2018.
The amounts outstanding relating to this facility as of December 31, 2017 and 2016 were $28.9 million and $32.2 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
NIBC Credit Facility
In June 2016, we executed a senior secured term loan facility with NIBC Bank N.V. This facility was fully drawn in July 2016, and the aggregate proceeds of $40.8 million were used to refinance the existing indebtedness on STI Ville and STI Fontvieille, which were previously financed under our 2013 Credit Facility. We refer to this facility as our NIBC Credit Facility.
The facility is separated into two tranches (one per vessel), and the repayment of the tranche relating to the respective vessel will commence three calendar months after the respective drawdown date. Repayments will be made in equal, consecutive quarterly installments of $0.5 million per tranche through July 2018 and $0.4 million per tranche for each quarter thereafter with a final balloon payment due at the maturity date of June 2021. The facility bears interest at LIBOR plus a margin of 2.50% per annum.
Our NIBC Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, of greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 130% from the first drawdown date and ending on the second anniversary of the first drawdown date; 135% from the second anniversary of the first drawdown date and expiring on the fourth anniversary of the first drawdown date; and 140% at all times thereafter.

In August 2017, we made a $2.0 million unscheduled aggregate prepayment of principal on this facility as part of the aforementioned amendment to the ratio of EBITDA to net interest expense. This prepayment amount applies to all installments due for six months following the prepayment date. Accordingly, quarterly repayments will resume under this facility in April 2018.
The amounts outstanding relating to this facility as of December 31, 2017 and 2016 were $34.7 million and $39.8 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
2016 Credit Facility
In August 2016, we executed a senior secured loan facility with ABN AMRO Bank N.V., Nordea Bank Finland plc, acting through its New York branch, and Skandinaviska Enskilda Banken AB. The loan facility was fully drawn in September 2016, and the aggregate proceeds of $288.0 million were used to refinance the existing indebtedness on 16 MR product tankers, which were previously financed under the 2013 Credit Facility. This credit facility is comprised of a term loan up to $192.0 million and a revolver up to $96.0 million. We refer to this credit facility as our 2016 Credit Facility.
In September 2017, we repaid $44.6 million on our 2016 Credit Facility as a result of the closing of the refinancing of the amounts borrowed for STI Topaz, STI Ruby and STI Garnet. In November 2017, we repaid $14.9 million on our 2016 Credit Facility as a result of the closing of the refinancing of the amount borrowed for STI Amber. These vessels were part of the lease financing arrangement entered into with Bank of Communications Financial Leasing in September 2017, which is described below.
Repayments on the term loan facility, after the aforementioned repayments, are being made in equal, consecutive quarterly installments of $5.3 million through September 2018 and $4.6 million for each quarter thereafter with a final balloon payment due at the maturity date of September 2021. All amounts borrowed under the revolving credit facility are due at the maturity date of September 2021. The facility bears interest at LIBOR plus a margin of 2.50% per annum.
Our 2016 Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, of greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.

•
The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate outstanding principal amount of the loans under the credit facility.

The amounts outstanding relating to this facility as of December 31, 2017 and 2016 were $196.0 million and $281.2 million. We were in compliance with the financial covenants relating to this facility as of those dates.
DVB 2016 Credit Facility
In September 2016, we executed a senior secured term loan facility with DVB Bank SE. The loan facility was fully drawn in September 2016, and the proceeds of $90.0 million were used to refinance the existing indebtedness on four product tankers (STI Alexis, STI Milwaukee, STI Seneca, and STI Wembley), which were previously financed under the 2013 Credit Facility. We refer to this credit facility as our DVB 2016 Credit Facility. In April 2017, we refinanced the outstanding amounts borrowed under this facility by repaying $86.8 million and drawing down $81.4 million from the DVB 2017 Credit Facility as described below.
2017 Credit Facility
In March 2017, we executed a senior secured term loan facility with a group of financial institutions led by Macquarie Bank Limited (London Branch) for up to $172.0 million, or the 2017 Credit Facility. The 2017 Credit Facility consists of five tranches; including two commercial tranches of $15.0 million and $25.0 million, a KEXIM Guaranteed Tranche of $48.0 million, a KEXIM Funded Tranche of $52.0 million, and a GIEK Guaranteed Tranche of $32.0 million.
During the year ended December 31, 2017, we made the following drawdowns to partially finance the purchase of seven newbuilding MRs:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$20.4	March 2017	STI Galata
20.4	April 2017	STI Bosphorus
21.0	June 2017	STI Leblon
21.0	July 2017	STI La Boca
20.6	September 2017	STI San Telmo
20.7	October 2017	STI Donald C Trauscht
21.5	December 2017	STI Esles II

The remaining availability was used to partially finance the purchase of the remaining MR product tanker that was under construction at HMD as of December 31, 2017, which was delivered in January 2018. Drawdowns are available at an amount equal to the lower of 60% of the contract price and 60% of the fair market value of each respective vessel. Other key terms are as follows:

•
The first commercial tranche of $15.0 million has a final maturity of six years from the drawdown date of each vessel, bears interest at LIBOR plus a margin of 2.25% per annum, and has a 15 year repayment profile.

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The second commercial tranche of $25.0 million has a final maturity of nine years from the drawdown date of each vessel (assuming KEXIM or GIEK have not exercised their option to call for prepayment of the KEXIM and GIEK funded and guaranteed tranches by the date falling two months prior to the maturity of the first commercial tranche and in the event that the first commercial tranche has not been extended), bears interest at LIBOR plus a margin of 2.25% per annum, and has a 15 year repayment profile.

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The KEXIM Funded Tranche and GIEK Guaranteed Tranche have a final maturity of 12 years from the drawdown date of each vessel (assuming the commercial tranches are refinanced through that date), bear interest at LIBOR plus a margin of 2.15% per annum, and have a 12 year repayment profile.

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The KEXIM Guaranteed Tranche has a final maturity of 12 years from the drawdown date of each vessel (assuming the commercial tranches are refinanced through that date), bears interest at LIBOR plus a margin of 1.60% per annum, and has a 12 year repayment profile.

Our 2017 Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, of greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

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Concurrent with the amendment on the ratio of EBITDA to net interest expense financial covenant in August 2017, the security cover ratio under the 2017 Credit Facility was revised such that the aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than the following percentages of the then aggregate outstanding principal amount of the loans under the credit facility:

From	To	Minimum ratio
3-Aug-17	31-Dec-17	160%
1-Jan-18	31-Dec-18	155%
1-Jan-19	31-Dec-19	150%
1-Jan-20	Thereafter	145%

Additionally, we have an aggregate of $4.1 million on deposit in a debt service reserve account as of December 31, 2017 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2017.
The amount outstanding as of December 31, 2017 was $141.8 million, and we were in compliance with the financial covenants relating to this facility as of that date.
HSH Nordbank Credit Facility
In January 2017, we executed a senior secured credit facility agreement with HSH Nordbank AG for $31.1 million, or the HSH Nordbank Credit Facility. In February 2017, we refinanced the outstanding indebtedness related to STI Duchessa and STI Onyx by repaying an aggregate of $23.7 million on our 2011 Credit Facility and drawing down an aggregate of $31.1 million from this facility as follows:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$16.5	February 2017	STI Duchessa
14.6	February 2017	STI Onyx

In October 2017, we refinanced the amounts borrowed for STI Onyx by repaying an aggregate of $13.8 million on our HSH Credit Facility and drawing down $22.2 million on our BCFL Lease Financing (MR), as described below.
Since the refinancing of STI Onyx, repayments are being made in consecutive quarterly installments of $397,913 through February 2019 and $346,011 through the maturity date of February 2022. The last payment shall be payable together with an additional balloon installment equal to the then outstanding balance of the loan. The facility bears interest at LIBOR plus a margin of 2.50% per annum.
Our HSH Nordbank Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•
The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, of greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate outstanding principal amount of the loans under the credit facility.

The amount outstanding as of December 31, 2017 was $15.4 million, and we were in compliance with the financial covenants relating to this facility as of that date.
DVB 2017 Credit Facility
In March 2017, we executed a senior secured term loan facility of up to $81.4 million with DVB Bank SE, or the DVB 2017 Credit Facility, to refinance our previous facility with DVB Bank SE. The DVB 2017 Credit Facility was used to refinance the existing indebtedness on four product tankers, STI Wembley, STI Milwaukee, STI Seneca and STI Alexis in April 2017. The drawdowns are summarized as follows:

Drawdown amount
(in millions of U.S. dollars)	Drawdown date	Collateral
$28.3	April 2017	STI Alexis
18.9	April 2017	STI Seneca
17.9	April 2017	STI Milwaukee
16.3	April 2017	STI Wembley

Repayments on all borrowings under the DVB 2017 Credit Facility are being made in consecutive quarterly installments of $1.5 million, the last of which shall be payable together with an additional balloon installment equal to the then outstanding balance of the loan. The facility has a final maturity date of December 15, 2021 and bears interest at LIBOR plus a margin of 2.75% per annum.
Our DVB 2017 Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

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Consolidated tangible net worth of no less than $677.3 million plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2013 and (ii) 50% of the net proceeds of new equity issues occurring on or after October 1, 2013.

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The ratio of EBITDA to net interest expense (excluding non-cash items), calculated on a trailing four quarter basis, equal to or greater than 1.50 to 1.00 from the quarter ended June 30, 2017 until December 31, 2018 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel.

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The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate outstanding principal amount of the loans under the credit facility.

In April 2017, we drew down $81.4 million from this credit facility as part of the refinancing of the amounts borrowed under the DVB 2016 Credit Facility.
The amount outstanding as of December 31, 2017 was $78.4 million, and we were in compliance with the financial covenants relating to this facility as of that date.
Credit Agricole Credit Facility
As part of the closing of the NPTI Vessel Acquisition in June 2017, we assumed the outstanding indebtedness under NPTI's senior secured term loan with Credit Agricole. STI Excel, STI Excelsior, STI Expedite and STI Exceed are pledged as collateral under this facility. Repayments are being made in equal quarterly installments of $2.1 million in aggregate in accordance with a 15-year repayment profile with a balloon payment due upon maturity, which occurs between November 2022 and February 2023 (depending on the vessel). The facility bears interest at LIBOR plus a margin of 2.75%.
Our Credit Agricole Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans under the credit facility.

The amount outstanding as of December 31, 2017 was $103.9 million, and we were in compliance with the financial covenants relating to this facility as of that date.
ABN AMRO/K-Sure Credit Facility
We assumed the outstanding indebtedness under NPTI's senior secured credit facility with ABN AMRO Bank N.V. and Korea Trade Insurance Corporation, or K-Sure, which we refer to as the ABN AMRO/K-Sure Credit Facility, upon the closing of the Merger with NPTI in September 2017. Two LR1s (STI Precision and STI Prestige) are collateralized under this facility and the facility consists of two separate tranches, an $11.5 million commercial tranche and a $43.8 million K-Sure tranche (which represents the amounts assumed from NPTI).
The commercial tranche bears interest at LIBOR plus 2.75%, and the K-Sure tranche bears interest at LIBOR plus 1.80%. Repayments on the K-Sure tranche are being made in equal quarterly installments of $1.0 million in accordance with a 12-year repayment profile from the date of delivery from the shipyard, with a balloon payment due upon maturity, and the commercial tranche is being repaid via a balloon payment upon maturity in September and November 2022 (depending on the vessel). The K-Sure tranche fully matures in September and November 2028 (depending on the vessel), and K-Sure has an option to require repayment upon the maturity of the commercial tranche if the commercial tranche is not refinanced by its maturity dates.
Our ABN AMRO/K-Sure Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans (less any amounts held in a debt service reserve account as described below) under the credit facility.

Additionally, we have an aggregate of $0.5 million on deposit in a debt service reserve account as of December 31, 2017 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2017.
The amount outstanding as of December 31, 2017 was $49.9 million, and we were in compliance with the financial covenants relating to this facility as of that date.
Citibank/K-Sure Credit Facility
We assumed the outstanding indebtedness under NPTI's senior secured credit facility with Citibank N.A., London Branch, Caixabank, S.A., and K-Sure, which we refer to as the Citi/K-Sure Credit Facility, upon the closing of the Merger with NPTI in September 2017. Four LR1s (STI Excellence, STI Executive, STI Experience, and STI Express) are collateralized under this facility. The facility consists of two separate tranches, a $25.1 million commercial tranche and a $91.2 million K-Sure tranche (which represents the amounts assumed from NPTI).
The commercial tranche bears interest at LIBOR plus 2.50% and the K-Sure tranche bears interest at LIBOR plus 1.60%. Repayments on the K-Sure tranche are being made in equal quarterly installments of $2.1 million in accordance with a 12-year repayment profile from the date of delivery from the shipyard, with a balloon payment due upon maturity and the commercial tranche is scheduled to be repaid via a balloon payment upon the maturity which occurs between March and May 2022 (depending on the vessel). The K-Sure tranche fully matures between March and May 2028 (depending on the vessel), and K-Sure has an option to require repayment upon the maturity of the commercial tranche if the commercial tranche is not refinanced by its maturity dates.
Our Citibank/K-Sure Credit Facility includes financial covenants that require us to maintain:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•
The aggregate of the FMV of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans (less any amounts held in a debt service reserve account as described below) under the credit facility.

Additionally, we have an aggregate of $4.0 million on deposit in a debt service reserve account as of December 31, 2017 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2017.
The amount outstanding as of December 31, 2017 was $104.1 million, and we were in compliance with the financial covenants relating to this facility as of that date.
Lease financing arrangements
Lease Financing - STI Lombard
In July 2015, we entered into an agreement with an unrelated third-party to purchase STI Lombard, an LR2 product tanker, which was under construction at DSME, for approximately $59.0 million. As part of this agreement, we agreed to make a deposit of $5.9 million and to bareboat charter-in the vessel for up to nine months, at $10,000 per day. STI Lombard was delivered to us under the bareboat charter-in agreement in August 2015. This transaction was accounted for as a finance lease as of December 31, 2015 and the finance lease liability was $53.4 million at that date. In April 2016, we took ownership of this vessel at the conclusion of the bareboat charter-in agreement and paid the remaining 90% of the purchase price, or $53.1 million, as part of this transaction. Accordingly, all amounts due under the finance lease were settled at that date.
2017 Lease Financing Arrangements Overview
The below lease financing arrangements were entered into during 2017 or were assumed as part of the Merger with NPTI.  For each arrangement, we have evaluated whether, in substance, these transactions are leases or merely a form of financing.  As a result of this evaluation, we have concluded that each agreement is a form of financing on the basis that the terms and conditions are such that we never part with the risks and rewards incidental to ownership of each vessel for the remainder of its useful life.  This conclusion was reached, in part, as a result of the existence within each agreement of either a purchase obligation or a purchase option that will almost certainly be exercised.  Accordingly, the liability under each arrangement has been recorded at amortized cost using the effective interest method, and the corresponding vessels have been recorded at cost, less accumulated depreciation, on our consolidated balance sheet.
The obligations set forth below are secured by, among other things, assignments of earnings and insurances and stock pledges and account charges in respect of the subject vessels. All of the financing arrangements contain customary events of default, including cross-default provisions.
Bank of Communications Financial Leasing MR financing, or the BCFL Lease Financing (MR)
In September 2017, we entered into finance lease agreements to sell and lease back five 2012 built MR product tankers (STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx) to an unaffiliated third party for a sales price of $27.5 million per vessel. The financing for STI Topaz, STI Ruby and STI Garnet closed in September 2017. The financing for STI Onyx closed in October 2017, and the financing for STI Amber closed in November 2017. Each agreement is for a fixed term of seven years at a bareboat rate of $9,025 per vessel per day, and we have three consecutive one-year options to extend each charter beyond the initial term. Furthermore, we have the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the tenth year of the agreements. A deposit of $5.1 million per vessel was retained by the buyers and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement (as applicable).
Our BCFL Lease Financing (MR) includes a financial covenant that requires us to maintain the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned $5.1 million deposit shall at all times be no less than 100% of the then outstanding balance plus the aforementioned $5.1 million deposit.
The aggregate outstanding balance under this arrangement was $109.2 million as of December 31, 2017, and we were in compliance with the financial covenants as of that date.
Bank of Communications Financial Leasing LR2 financing, or the BCFL Lease Financing (LR2)
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with Bank of Communications Finance Leasing Co Ltd., or BCFL, for three LR2 tankers (STI Solace, STI Solidarity, and STI Stability) upon the September Closing. Under the arrangement, each vessel is subject to a 10-year bareboat charter, which charters expire in July 2026. Charterhire under the arrangement is determined in advance, on a quarterly basis and is calculated by determining the payment based off of the then outstanding balance, the time to expiration and an interest rate of LIBOR plus 3.50%. Using the forward interest swap curve at December 31, 2017, future monthly principal payments are estimated to be $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement for $29.7 million in aggregate.
Additionally, we have an aggregate of $0.8 million on deposit in a deposit account as of December 31, 2017 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2017.
The carrying value of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation) was $104.2 million as of December 31, 2017, and we were in compliance with the financial covenants as of that date.
CSSC Shipping Lease Financing
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with CSSC (Hong Kong) Shipping Company Limited, or CSSC, for eight LR2 tankers (STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator and STI Gratitude) upon the September Closing. Under the arrangement, each vessel is subject to a 10-year bareboat charter which charters expire throughout 2026 and 2027 (depending on the vessel). Charterhire under the arrangement is comprised of a fixed repayment amount of $0.2 million per month per vessel plus a variable component calculated at LIBOR plus 4.60%. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement for $111.4 million in aggregate.
Our CSSC finance lease arrangement includes a financial covenant that requires the fair market value of each vessel that is leased under this facility to at all times be no less than 125% of the applicable outstanding balance for such vessel. In September 2017, we made a $10.9 million aggregate prepayment on this arrangement to maintain compliance with this covenant. This prepayment was released from restricted cash that was assumed from NPTI at the closing date of the Merger.
The carrying value of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation) was $270.0 million as of December 31, 2017, and we were in compliance with the financial covenants as of that date.
CMBFL Lease Financing
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with CMB Financial Leasing Co. Ltd, or CMBFL, for two LR1 tankers (STI Pride and STI Providence) upon the September Closing. Under this arrangement, each vessel is subject to a seven-year bareboat charter, which expires in July or August 2023 (depending on the vessel). Charterhire under the arrangement is comprised of a fixed, quarterly repayment amount of $0.6 million per vessel plus a variable component calculated at LIBOR plus 3.75%. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable on the third anniversary from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement for $40.2 million in aggregate. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.

•	The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
Additionally, we have an aggregate of $2.0 million on deposit in a deposit account as of December 31, 2017 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2017.
The carrying value of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation) was $65.9 million as of December 31, 2017, and we were in compliance with the financial covenants as of that date.
Ocean Yield Lease Financing
In connection with the Merger, we assumed the obligations under NPTI’s finance lease arrangement with Ocean Yield ASA for four LR2 tankers (STI Sanctity, STI Steadfast, STI Supreme, and STI Symphony) upon the September Closing. Under this arrangement, each vessel is subject to a 13-year bareboat charter, which expires between February and August 2029 (depending on the vessel). Charterhire, which is paid monthly in advance, includes a fixed payment in addition to a quarterly adjustment based on prevailing LIBOR rates.
Monthly principal payments are approximately $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. The interest component of the leases approximates LIBOR plus 5.40%. We also have purchase options to re-acquire each of the vessels during the bareboat charter period, with the first of such options exercisable beginning at the end of the seventh year from the delivery date of the subject vessel.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.

•	Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The carrying value of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation) was $169.0 million as of December 31, 2017, and we were in compliance with the financial covenants as of that date.
Unsecured debt
Unsecured Senior Notes Due 2020
On May 12, 2014, we issued $50.0 million in aggregate principal amount of 6.75% Senior Notes due May 2020, or our Senior Notes Due 2020, and on June 9, 2014, we issued an additional $3.75 million aggregate principal amount of Senior Notes Due 2020 when the underwriters partially exercised their option to purchase additional Senior Notes Due 2020 on the same terms and conditions. The net proceeds from the issuance of the Senior Notes Due 2020 were $51.8 million after deducting the underwriters’ discounts, commissions and offering expenses.
The Senior Notes Due 2020 bear interest at a coupon rate of 6.75% per year, payable quarterly in arrears on the 15th day of February, May, August and November of each year. Coupon payments commenced on August 15, 2014. The Senior Notes Due 2020 are redeemable at our option, in whole or in part, at any time on or after May 15, 2017 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes Due 2020 are our senior unsecured obligations and rank equally with all of our existing and future senior unsecured and unsubordinated debt and are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and will be structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes Due 2020. The Senior Notes Due 2020 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the NYSE under the symbol “SBNA.”
The Senior Notes Due 2020 require us to comply with certain covenants, including financial covenants; restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. If we undergo a change of control, holders may require us to repurchase for cash all or any portion of their notes at a change of control repurchase price equal to 101% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the change of control purchase date.
The financial covenants under our Senior Notes Due 2020 include:

•	Net borrowings shall not equal or exceed 70% of total assets.

•	Net worth shall always exceed $650.0 million.
The outstanding balance was $53.75 million as of December 31, 2017 and December 31, 2016, and we were in compliance with the financial covenants relating to the Senior Notes Due 2020 as of those dates.
Convertible Senior Notes Due 2019
In June 2014, we issued $360.0 million in aggregate principal amount of convertible senior notes due 2019, or the Convertible Notes, in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act. This amount includes the full exercise of the initial purchasers’ option to purchase an additional $60.0 million in aggregate principal amount of the Convertible Notes in connection with the offering. The net proceeds we received from the issuance of the Convertible Notes after the exercise of the initial purchasers’ option to purchase additional Convertible Notes were $349.0 million after deducting the initial purchasers’ discounts, commissions and offering expenses of $11.0 million. As part of the transaction, we used a portion of the net proceeds to repurchase $95.0 million of our common stock, or 10,127,600 shares, at $9.38 per share in a privately negotiated transaction.
The Convertible Notes bear interest at a coupon rate of 2.375% per annum, and are payable semi-annually in arrears on January 1 and July 1 of each year beginning on January 1, 2015. The Convertible Notes will mature on July 1, 2019, unless earlier converted, redeemed or repurchased. At issuance, the Convertible Notes were convertible in certain circumstances and during certain periods at an initial conversion rate of 82.0075 shares of common stock per $1,000 (which represents an initial conversion price of approximately $12.19 per share of common stock), subject to adjustment in certain circumstances as set forth in the indenture governing the Convertible Notes. Adjustments were made during years ended December 31, 2017 and 2016 to the initial conversion rate as a result of the issuance of dividends to our common stockholders. The table below details the dividends declared from the issuance of the Convertible Notes through December 31, 2017 and their corresponding effect to the conversion rate of the Convertible Notes. The conversion rate as of December 31, 2017 was 98.7742.

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
August 22, 2014	$0.100	82.8556
November 25, 2014	$0.120	84.0184
March 13, 2015	$0.120	85.2216
May 21, 2015	$0.125	86.3738
August 14, 2015	$0.125	87.4349
November 24, 2015	$0.125	88.6790
March 10, 2016	$0.125	90.5311
May 11, 2016	$0.125	92.5323
September 15, 2016	$0.125	94.9345
November 25, 2016	$0.125	97.7039
February 23, 2017	$0.010	97.9316
May 11, 2017	$0.010	98.1588
September 25, 2017	$0.010	98.4450
December 13, 2017	$0.010	98.7742
(1) Per $1,000 principal amount.

Holders may convert their notes at their option at any time prior to the close of business on the business day immediately preceding January 1, 2019 only under the following circumstances:

•
during any calendar quarter commencing after the calendar quarter ending on September 30, 2014 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 15 trading days (whether or not consecutive) during a period of 25 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
during the five-business day period after any five consecutive trading day period, or the Measurement Period, in which the trading price (as defined in the indenture) per $1,000 principal amount of Convertible Notes for each trading day of the Measurement Period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day;

•	if the Company calls any or all of the Convertible Notes for redemption, at any time prior to the close of business on the scheduled trading day immediately preceding the redemption date; or

•
upon the occurrence of specified corporate events as defined in the indenture (e.g. consolidations, mergers, a binding share exchange or the transfer or lease of all or substantially all of our assets).

We were not permitted to redeem the Convertible Notes prior to July 6, 2017. Effective July 6, 2017, we may redeem for cash all or any portion of the notes, at our option if the last reported sale price of our common stock has been at least 130% of the conversion price then in effect for at least 15 trading days (whether or not consecutive) during any 25 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which we provide notice of redemption at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. No sinking fund is provided for the Convertible Notes.
The Convertible Notes require us to comply with certain covenants such as restrictions on consolidations, mergers or sales of assets. Additionally, if we undergo a fundamental change, holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
Upon issuance, we determined the initial carrying value of the liability component of the Convertible Notes to be $298.7 million based on the fair value of a similar liability that does not have any associated conversion feature. We used our Senior Notes Due 2020 issued in May 2014 as the basis for this determination. The difference between the fair value of the liability component and the face value of the Convertible Notes is being amortized over the term of the Convertible Notes under the effective interest method and recorded as part of financial expenses. The residual value of $61.3 million (the conversion feature) was recorded to Additional paid-in capital upon issuance.
In July 2015, we repurchased $1.5 million face value of our Convertible Notes at an average price of $1,088.10 per $1,000 principal amount. As a result of this transaction, we reduced the liability and equity components of the Convertible Notes by $1.3 million and $0.4 million, respectively and we recorded a gain of $46,273, which is recorded within financial income of consolidated statement of income or loss. We also wrote off $30,880 of deferred financing fees as a result of this transaction.
In March 2016, we repurchased $5.0 million face value of our Convertible Notes at an average price of $831.05 per $1,000 principal amount, or $4.2 million. As a result of this transaction, we reduced the liability and equity components of the Convertible Notes by $4.4 million and $0.3 million, respectively and we recorded a gain of $0.6 million, which is recorded within financial income of the consolidated statement of income or loss. We also wrote off $0.1 million of deferred financing fees as a result of this transaction.
In May 2016, we repurchased $5.0 million face value of our Convertible Notes at an average price of $847.50 per $1,000 principal amount, or $4.2 million. As a result of this transaction, we reduced the liability and equity components of the Convertible Notes by $4.4 million and $0.2 million, respectively and we recorded a gain of $0.4 million, which is recorded within financial income of the consolidated statement of income or loss. We also wrote off $0.1 million of deferred financing fees as a result of this transaction.
The carrying values of the liability component of the Convertible Notes as of December 31, 2017 and 2016, were $328.7 million and $316.5 million, respectively. We incurred $8.3 million of coupon interest and $12.2 million of non-cash accretion of our Convertible Notes during the year ended December 31, 2017. We incurred $8.3 million of coupon interest and $11.6 million of non-cash accretion of our Convertible Notes during the year ended December 31, 2016.
We were in compliance with the covenants related to the Convertible Notes as of December 31, 2017 and December 31, 2016.
Unsecured Senior Notes Due 2017
On October 31, 2014, we issued $45.0 million aggregate principal amount of 7.50% Unsecured Senior Notes due October 15, 2017, or the Senior Notes Due 2017, and on November 17, 2014, we issued an additional $6.75 million aggregate principal amount of Senior Notes Due 2017 when the underwriters exercised their option to purchase additional Senior Notes Due 2017 on the same terms and conditions. The net proceeds from the issuance of the Senior Notes Due 2017 were approximately $49.9 million after deducting the underwriters’ discounts, commissions and offering expenses.
In March 2017, we initiated a cash tender offer for our Senior Notes due 2017, which commenced simultaneously with the offering of the Senior Notes due 2019 (described below) and expired in April 2017. A total of $6.3 million aggregate principal amount of our Senior Notes due 2017 was tendered as part of this process and settled in April 2017. In October 2017, the remaining balance of the Senior Notes due 2017 of $45.5 million matured and was repaid in full.
Unsecured Senior Notes Due 2019
In March 2017, we issued $50.0 million in aggregate principal amount of 8.25% Senior Notes due June 2019, or our Senior Notes Due 2019, in an underwritten public offering and in April 2017, we issued an additional $7.5 million of Senior Notes due 2019 when the underwriters fully exercised their option to purchase additional notes under the same terms and conditions. The net proceeds from the issuance of the Senior Notes Due 2019 were $55.3 million after deducting the underwriters’ discounts, commissions and estimated offering expenses. Interest payments, which commenced on June 1, 2017, are payable quarterly in arrears on the 1st day of March, June, September and December of each year.
The Senior Notes Due 2019 are redeemable at our option, in whole or in part, at any time on or after December 1, 2018 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. The Senior Notes Due 2019 are our senior unsecured obligations and rank equally with all of our existing and future senior unsecured and unsubordinated debt and are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and will be structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes Due 2019. The Senior Notes Due 2019 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the NYSE under the symbol SBBC.
The Senior Notes Due 2019 require us to comply with certain covenants, including financial covenants; restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. If we undergo a change of control, holders may require us to repurchase for cash all or any portion of their notes at a change of control repurchase price equal to 101% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the change of control purchase date.
The financial covenants under our Senior Notes Due 2019 include:

•	Net borrowings shall not equal or exceed 70% of total assets.

•	Net worth shall always exceed $650.0 million.
The amount outstanding as of December 31, 2017 was $57.5 million, and we were in compliance with the financial covenants relating to this facility as of that date.